Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Text Block1 [Abstract]
Schedule of Breakdown of Effect a Variation of 10% in Prevailing Exchange Rates on Net Income
The following table provides a breakdown of the effect that a variation of 10% in the exchange rates corresponding to the peso against the U.S. dollar would have on the Group’s net income, mainly considering the exposure of financial assets and liabilities, excluding non-monetary
items and financial instruments denominated in the functional currency of YPF and its subsidiaries, as of December 31, 2025:

	Appreciation (+) / depreciation (-) of exchange rate	Profit (loss)
Impact on profit or loss before income tax	+10%	90
	-10%	(90)

Information About Financial Assets and Liabilities That Accrues Interest Considering Applicable Rate
The table below provides information about the financial assets and liabilities as of December 31, 2025 that accrue interest considering the applicable interest rate:

	Financial assets (1)	Financial liabilities (2)
Fixed interest rate	289	10,045
Variable interest rate	16	559

Total (3)	305	10,604

(1)	Includes balances for short-term investments and trade receivables with interest-bearing payment agreements. It does not include the rest of the trade receivables that are mostly non-interest bearing.
(2)	Includes balances for loans and other liabilities which accrue interest. Does not include accounts payable, which mostly do not accrue interest, nor the leases liabilities.
(3)	Includes principal and interest.

Schedule of Estimated Impact on Consolidated Comprehensive Income that an Increase or Decrease of 100 Basis Points in Interest Rate
The
table
below shows the estimated impact on net income that an increase or decrease of 100 basis points (“b.p.”) in the variable interest rates would have as of December 31, 2025:

	Increase (+) / decrease (-) in the interest rates	Profit (loss)
Impact on profit or loss for the year	+100 b.p.	(5)
	-100 b.p.	5

Schedule of Effect of a 10% Variation in the Prices of Investments in Financial Instruments
The following table shows the effect that a 10% variation in the prices of investments in financial instruments would have on profit or loss before income tax as of December 31, 2025:

	Increase (+) / decrease (-) in the prices	Profit (loss)
Impact on profit or loss before income tax	+10%	67
	-10%	(67)

Schedule of Maturity Dates of Financial Liabilities
The following table sets forth the maturity dates of the Group’s financial liabilities as of December 31, 2025:

	2025
	Maturity date
	0 - 1 year	1 - 2 years	2 - 3 years	3 - 4 years	4 - 5 years	More than 5 years	Total
Financial liabilities
Lease liabilities	298	159	53	19	14	28	571
Loans	2,355	2,006	1,445	1,135	786	2,854	10,581
Other liabilities (1)	398	239	98	16	15	5	771
Accounts payable (1)	2,228	1	-	-	-	3	2,232

	5,279	2,405	1,596	1,170	815	2,890	14,155

(1)	Includes undiscounted contractual cash flows given that they do not differ significantly from their nominal values.

Summary of Maximum Exposure to Credit Risk
The maximum exposure to credit risk of the Group of December 31, 2025 based on the type of its financial instruments and without excluding the amounts covered by several types of guarantees is set forth below:

Maximum exposure
Cash and cash equivalents	933
Investments in financial assets	262
Other financial assets	2,964

Summary of Breakdown of the Financial Assets
The following is the breakdown of the financial assets past due as of December 31, 2025:

	Current trade receivable	Other current receivables
Less than three months past due	231	19
Between three and six months past due	22	-
More than six months past due	5	2

	258	21